Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Government Money Market Fund, Inc.
Entity Central Index Key	0000067590
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
PGIM Government Money Market Fund - Class A - PBMXX
Shareholder Report [Line Items]
Fund Name	PGIM Government Money Market Fund
Class Name	Class A
Trading Symbol	PBMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Government Money Market Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Money Market Fund—Class A	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Material Change Date	Aug. 01, 2023
Net Assets	$ 440,282,364
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,577,392
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 440,282,364
Number of fund holdings	80
Total advisory fees paid for the year	$ 1,577,392

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Security Allocation	% of Net Assets
Repurchase Agreements	49.9%
U.S. Government Agency Obligations	40.2%
U.S. Treasury Obligations	13.1%
103.2%
Liabilities in excess of other assets	(3.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund increased its minimum daily and weekly liquidity requirements and implemented certain other changes in response to money market fund regulatory requirements that became effective during the reporting period.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Government Money Market Fund Class - C - MJCXX
Shareholder Report [Line Items]
Fund Name	PGIM Government Money Market Fund
Class Name	Class C
Trading Symbol	MJCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Government Money Market Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Money Market Fund—Class C	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Material Change Date	Aug. 01, 2023
Net Assets	$ 440,282,364
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,577,392
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 440,282,364
Number of fund holdings	80
Total advisory fees paid for the year	$ 1,577,392

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Security Allocation	% of Net Assets
Repurchase Agreements	49.9%
U.S. Government Agency Obligations	40.2%
U.S. Treasury Obligations	13.1%
103.2%
Liabilities in excess of other assets	(3.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund increased its minimum daily and weekly liquidity requirements and implemented certain other changes in response to money market fund regulatory requirements that became effective during the reporting period.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by
September 27, 2024
at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Government Money Market Fund - Class Z - PMZXX
Shareholder Report [Line Items]
Fund Name	PGIM Government Money Market Fund
Class Name	Class Z
Trading Symbol	PMZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Government Money Market Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Money Market Fund—Class Z	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Material Change Date	Aug. 01, 2023
Net Assets	$ 440,282,364
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,577,392
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 440,282,364
Number of fund holdings	80
Total advisory fees paid for the year	$ 1,577,392

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Security Allocation	% of Net Assets
Repurchase Agreements	49.9%
U.S. Government Agency Obligations	40.2%
U.S. Treasury Obligations	13.1%
103.2%
Liabilities in excess of other assets	(3.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund increased its minimum daily and weekly liquidity requirements and implemented certain other changes in response to money market fund regulatory requirements that became effective during the reporting period.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Core Government Money Market Fund
Shareholder Report [Line Items]
Fund Name	PGIM Core Government Money Market Fund
Class Name	PGIM Core Government Money Market Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the shares of PGIM Core Government Money Market Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Government Money Market Fund	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Material Change Date	Aug. 01, 2023
Net Assets	$ 5,787,260,236
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 5,787,260,236
Number of fund holdings	89
Total advisory fees paid for the year	$ 0

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Security Allocation	% of Net Assets
Repurchase Agreements	58.8%
U.S. Government Agency Obligations	34.2%
U.S. Treasury Obligations	9.7%
102.7%
Liabilities in excess of other assets	(2.7)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund increased its minimum daily and weekly liquidity requirements and implemented certain other changes in response to money market fund regulatory requirements that became effective during the reporting period.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets